Form N-1A Supplement	Dec. 02, 2025
CYBER HORNET S&P 500(R)
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated December 2, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

Each dated July 29, 2025, as previously supplemented

The Fund is updating its principal investment strategy to reflect that the Fund may become non-diversified, as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index (the “Index”).

Accordingly, effective immediately, the Summary Prospectus, Prospectus, and SAI are amended as follows: